Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Accrued advertising expense	1,087,818	1,191,189
Accrued shipping and handling expenses	1,492,047	1,642,964
Amounts received on behalf of third-party merchants (Note a)	1,272,829	1,968,213
Accrued payroll and social benefits	721,182	790,406
Deposits from vendors	550,587	562,916
Income tax payables	689,275	646,677
Other tax payables (Note b)	484,103	424,699
Accrued rental expenses	86,317	80,338
Accrued administrative expenses	404,303	425,236
Refund liability (Note c)	339,821	494,796
Cash-settled share-based compensation (Note 2 4 (c))	624,689	999,055
Loan from non-controlling interests shareholders (Note d)	133,000	144,300
Payables for repurchasing of ordinary shares	167,089	—
Others	341,682	189,660

Total	8,394,742	9,560,449